SUBSEQUENT EVENTS (Narrative) (Details) - USD ($) $ in Thousands		6 Months Ended
	Jul. 01, 2026	Jun. 30, 2026	Jun. 30, 2025
Subsequent Event [Line Items]
Proceed from shares issued		$ 0	$ 1,338
Subsequent Event | Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of share issued	437,000
Proceed from shares issued	$ 447